Ardian Access LLC
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Investments	Geographic Region (g)	First Acquisition date	Cost	Fair Value	% of Net Assets	Footnotes
PRIVATE FUNDS - 70.2%
DIRECT CO-INVESTMENTS - 12.4%
Andera Midcap Continuation Fund 1 S.L.P.	Europe	12/15/2025	$ 11,328,238	$ 10,932,118	0.9%	a,d,e
Carlyle Runway Coinvestment, L.P.	North America	5/11/2026	12,598,394	12,506,400	1.1	a,d,e
EQT X Co-Investment (K) SCSp	Europe	7/1/2025	9,950,007	10,959,351	0.9	a,d
GGCVII OZ Blocker, Inc.	North America	10/1/2025	14,812,758	19,062,460	1.6	a,d
Latour Gutor Continuation Fund FPCI	Europe	1/16/2026	5,093,963	4,860,034	0.4	a,d,e
Nautic Opportunities 2025 I, L.P.	North America	8/25/2025	5,472,652	6,076,154	0.5	a,d,e
Nutrition Supplements Collective S.C.A	Europe	8/26/2025	5,630,783	5,971,947	0.5	a,d
Onex Iris Co-Invest LP	North America	11/19/2025	13,423,584	13,385,407	1.2	a,d
PAI Strategic Partnerships II SCSp	Europe	9/23/2025	3,700,562	3,460,216	0.3	a,d,e
Providence Equity Partners IX-C L.P.	North America	7/30/2025	10,728,354	10,649,221	0.9	a,d,e
Reverence Capital Partners Olympus CV LP	North America	4/24/2026	15,059,901	14,943,000	1.3	a,d,e
TPG Atlas Partners, L.P.	North America	9/1/2025	7,467,718	7,650,939	0.7	a,d,e
WP Vamos Co-Investment Vehicle, L.P.	North America	9/26/2025	18,854,487	23,662,647	2.1	a,d
TOTAL DIRECT CO-INVESTMENTS			$ 134,121,401	$ 144,119,894	12.4%

PRIMARY INVESTMENTS - 0.2%
BC European Capital XII	Europe	1/9/2026	$ -	$ 86,609	0.0%	a,d,e,f
Cinven Strategic Fund 2 (No.1) Limited Partnership	Europe	11/17/2025	-	(72,827)	(0.0)	a,d,e,h,i
Golden Gate Capital Fund VII-A, L.P.	North America	7/18/2025	3,306,111	2,596,140	0.2	a,d,e
TowerBrook Investors VII (Offshore), I.L.P.	North America	12/23/2025	48,465	(10,377)	(0.0)	a,d,e,h,i
TOTAL PRIMARY INVESTMENTS			$ 3,354,576	$ 2,599,545	0.2%

SECONDARY INVESTMENTS - 57.6%
A9 USD Feeder LP	North America	3/31/2026	$ 5,174,021	$ 6,719,556	0.6%	a,d,e
Advent International GPE X-D SCSp	North America	2/5/2026	8,623	-	0.0	a,d,e,f
Advent Intl GPE X-D SCSp	North America	9/30/2025	3,627,257	3,966,762	0.3	a,d,e
Altor Fund IV (No. 2) AB	Europe	6/30/2025	6,806,987	7,873,846	0.7	a,d,e
Altor Fund V (No. 1) AB	Europe	6/30/2025	174,561	253,895	0.0	a,c,e,f
Altor Fund V (No. 2) AB	Europe	6/30/2025	1,531,545	2,285,397	0.2	a,d,e
APAX IX USD LP	North America	3/31/2026	939,633	712,111	0.1	a,d,e
Apollo Overseas Partners (Delaware) IX, L.P.	North America	9/30/2025	9,165,880	11,785,036	1.0	a,d,e
Apollo Overseas Partners X, L.P.	North America	9/30/2025	1,099,108	1,229,743	0.1	a,d,e
Bain Capital Europe Fund V, SCSp	Europe	3/31/2026	7,385,604	8,031,104	0.7	a,d,e
BC European Capital IX	Europe	12/31/2025	1,223,994	1,276,245	0.1	a,d,e
BC European Capital X	Europe	12/31/2025	2,104,956	2,490,217	0.2	a,d,e
BC European Capital XI	Europe	12/31/2025	11,486,982	13,816,168	1.2	a,d,e
BE VI 'E' LP	Europe	9/30/2025	9,328,411	11,130,522	1.0	a,d,e
Berkshire Fund IX, L.P.	North America	6/30/2025	153,748	189,226	0.0	a,c,e,f
Berkshire Fund IX-A, L.P.	North America	6/30/2025	15,213,616	18,724,354	1.6	a,d,e
Blackstone Capital Partners VIII L.P.	North America	9/30/2025	31,736,988	28,024,427	2.4	a,d,e
Blackstone Core Equity Partners - P L.P.	North America	3/31/2026	15,437,402	15,292,360	1.3	a,d,e
Carlyle Partners VII, L.P.	North America	9/30/2025	61,473,654	50,374,994	4.4	a,d,e
Carlyle Partners VIII, L.P.	North America	12/31/2025	18,530,620	19,033,791	1.6	a,d,e
Clayton, Dubillier & Rice Fund XI, L.P.	North America	9/30/2025	10,506,606	13,600,141	1.2	a,c,d,e
Court Square Capital Partners (Blocker) V, L.P	North America	4/1/2026	355,790	259,469	0.0	a,d,e,f
Court Square Capital Partners IV-A, L.P.	North America	9/30/2025	12,751,592	16,089,626	1.4	a,d,e
CVC Capital Partners VIII(A) L.P.	Europe	12/31/2025	14,749,790	16,667,988	1.4	a,d,e
Francisco Partners VI, L.P.	North America	12/31/2025	4,911,270	5,357,394	0.5	a,c,e
Genstar Capital Partners VIII BL (EU), L.P.	North America	9/30/2025	10,887,120	11,074,856	1.0	a,d,e
Genstar Capital Partners IX (EU), L.P.	North America	9/30/2025	11,094,071	12,282,666	1.1	a,d,e
Genstar Capital Partners X, L.P.	North America	6/30/2025	9,508,001	11,307,501	1.0	a,c,d,e
Genstar IX Opportunities Fund I (EU), L.P.	North America	9/30/2025	6,086,471	7,293,110	0.6	a,d,e
Golden Gate Capital Opportunities Fund, L.P.	North America	12/31/2025	4,765,220	6,642,325	0.6	a,c,e
Golden Gate Capital Opportunity Fund-A, L.P.	North America	6/30/2025	43,342,927	58,118,508	5.0	a,d,e,j
Green Equity Investors VIII, L.P.	North America	12/31/2025	12,407,514	13,726,854	1.2	a,c,e
Hellman & Friedman Capital Partners VIII (Parallel), L.P.	North America	3/31/2026	10,356,614	15,907,611	1.4	a,d,e
Hellman & Friedman Capital Partners IX, LP	North America	12/31/2025	10,526,407	11,539,180	1.0	a,d,e
Hellman & Friedman Capital Partners X, LP	North America	12/31/2025	7,831,001	9,109,682	0.8	a,c,e
HFCP VIII (Parallel-A) Limited Partnership	North America	3/31/2026	1,010,974	1,552,704	0.1	a,d,e
HFCP IX (Parallel - A), L.P.	North America	9/30/2025	23,537,945	24,741,814	2.1	a,d,e
New Mountain Partners VI, L.P.	North America	12/31/2025	908,125	895,875	0.1	a,c,e
Norvestor SPV III SCSp	Europe	7/14/2025	17,144,501	21,866,306	1.9	a,d,e
Onex Partners V Leaf Redemption LP	North America	3/31/2026	391,682	391,682	0.0	a,d,f
Onex Partners V LP	North America	3/31/2026	3,813,201	6,793,028	0.6	a,d,e
Permira VII L.P.1	Europe	12/31/2025	27,022,067	29,293,955	2.5	a,d,e
Permira VII L.P. 2.SCSp	Europe	9/30/2025	15,633,256	12,796,703	1.1	a,d,e
Providence Equity Partners VIII L.P.	North America	6/30/2025	13,468,474	14,286,447	1.2	a,c,e
Providence Equity Partners VIII-A L.P.	North America	12/31/2025	8,621,753	15,499,331	1.3	a,d,e

Ardian Access LLC
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Investments		Geographic Region (g)	Acquisition date	Cost	Fair Value	% of Net Assets	Footnotes
PRIVATE FUNDS - 70.2% (Continued)
SECONDARY INVESTMENTS - 57.6% (Continued)
Seventh Cinven Fund (No.1) Limited Partnership		Europe	9/30/2025	$21,983,784	$ 20,234,509	1.8%	a,d,e
Silver Lake Partners VI, L.P.		North America	3/31/2026	7,692,034	9,614,453	0.8	a,d,e
Sovereign Capital IV Limited Partnership		Europe	6/30/2025	7,534,720	4,281,828	0.4	a,d,e
Stone Point CV, L.P.		North America	10/13/2025	50,774,701	57,137,045	4.9	a,d,e
Thoma Bravo Fund XIII-A, L.P.		North America	9/30/2025	16,642,095	19,552,831	1.7	a,d,e
TowerBrook Investors IV (Onshore), L.P.		North America	6/30/2025	3,205,268	2,967,998	0.3	a,d,e
TowerBrook Investors IV (OS), L.P.		North America	6/30/2025	446,632	418,142	0.0	a,d,e,f
TowerBrook Investors V (Onshore), L.P.		North America	6/30/2025	276,284	265,433	0.0	a,c,e,f
TowerBrook Investors V (TE), L.P.		North America	6/30/2025	13,529,265	12,984,974	1.1	a,d,e
TOTAL SECONDARY INVESTMENTS				$ 606,320,745	$ 667,761,723	57.6%

TOTAL PRIVATE FUNDS				$ 743,796,722	$ 814,481,162	70.2%

SHORT TERM INVESTMENTS - 23.7%			Shares
MONEY MARKET FUNDS - 23.7%
BlackRock Liquidity Funds FedFund - Institutional Class, 3.52%		North America	80,942,891	80,942,891	80,942,891	7.0%	b
Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.57%		North America	90,040,955	90,040,955	90,040,955	7.7	b
Goldman Sachs Financial Square Government Fund - Institutional Class, 3.53%		North America	53,211,699	53,211,699	53,211,699	4.6	b
JPMorgan US Government Money Market Fund - Institutional Class, 3.48%		North America	50,871,661	50,871,661	50,871,661	4.4	b
TOTAL SHORT TERM INVESTMENTS				$ 275,067,206	$ 275,067,206	23.7%

TOTAL INVESTMENTS - 93.9% (Cost - $1,018,863,928)					$ 1,089,548,368
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%					70,758,327
NET ASSETS - 100.0%					$ 1,160,306,695

L.P. -	Limited Partnership
(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $814,481,162, which represents approximately 70.2% of the Fund's net assets as of June 30, 2026.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.
(c)	All or a portion the investment is a holding of AA Blocker LLC, a wholly-owned subsidiary of the Fund.
(d)	All or a portion the investment is a holding of AA Holdco LLC, a wholly-owned subsidiary of the Fund.
(e)	Investment has been committed to but has not been fully funded.
(f)	Percentage rounds to less than 0.1%.
(g)	In the case of Private Funds, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Fund invests or operates.
(h)	Percentage rounds to less than (0.1)%.
(i)	No capital contributions have been made with respect to the investment. The negative fair value is attributable to expenses allocated by the underlying general partner in accordance with the governing documents.
(j)	The objective of the investment is to achieve longterm capital appreciation through buyout investments in established companies.